Organization and Principal Activities (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Jan. 29, 2019	Nov. 16, 2018	Dec. 31, 2021	Dec. 29, 2021	Dec. 31, 2020	May 07, 2020	Jan. 28, 2019	Jul. 24, 2018	Jul. 18, 2018	Jan. 01, 2018
Organization and Principal Activities (Details) [Line Items]
Equity transfer agreements, description	On May 7, 2020, the Company, formerly known as Wealthbridge Acquisition Limited (“Wealthbridge”), consummated the transactions (the “SPAC Transaction”) contemplated by the Share Exchange Agreement (the “Share Exchange Agreement”) dated as of October 28, 2019, pursuant to which the Company acquired 100% of the issued and outstanding equity interests of Scienjoy Inc. and changed its name to Scienjoy Holding Corporation. Upon the closing of the Transaction, the Company acquired 100% of the issued and outstanding equity interests of Scienjoy Inc. in exchange for approximately in aggregated of 19.4 million Class A ordinary shares, including 3 million Class A ordinary shares as part of earn-out consideration that was issued to the previous owners of Scienjoy Inc. (Note -2). Scienjoy Inc. was determined to be the accounting acquirer given that the original shareholders of Scienjoy Inc. effectively controlled the combined entity after the Transaction. The Transaction is not a business combination because Wealthbridge was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by Scienjoy Inc. for the net monetary assets of Wealthbridge, accompanied by a recapitalization. Scienjoy Inc. is determined as the predecessor, and the historical financial statements of Scienjoy Inc. became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The share and per share data is retrospectively restated to give effect to the reverse recapitalization. (b)Reorganization On January 1, 2018, Tongfang Investment Fund Series SPC (“TF”) completed the acquisition of a 65% equity interest in Sixiang Times (Beijing) Technology Co., Ltd (“Sixiang Times”) from NQ Mobile Inc. Through the acquisition of Sixiang Times, TF acquired a controlling position in Holgus Sixiang Information Technology Co., Ltd (“Holgus X”), Kashgar Sixiang Times Internet Technology Co., Ltd (“Kashgar Times”), Beijing Sixiang Shiguang Technology Co., Ltd (“SG”), Hai Xiu (Beijing) Technology Co., Ltd (“HX”) and Beijing Le Hai Technology Co., Ltd (“LH”). On May 18, 2017, Scienjoy Inc. established its wholly owned subsidiary in Hong Kong, Scienjoy International Limited (“Scienjoy HK”), as a holding company holding all of the outstanding shares of Sixiang Wuxian (Beijing) Technology Co., Ltd (“WXBJ”) which was established in PRC on October 17, 2017 under the laws of the People’s Republic of China as a holding company holding all of the equity interest of Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”),which was incorporated on July 5, 2018. Scienjoy Inc. established ZH (through WXBJ), as a holding company for purpose of holding all of the outstanding equity interest of Holgus X and	Sixiang Times and other minority shareholders respectively entered into certain equity transfer agreements with Sixiang Huizhi (Beijing) Technology Culture Co., Ltd. (“HZ”) and Tianjin Sihui Peiying Technology Co., Ltd. (“SY”), and transfer 100% equity interest in SG to HZ, and transfer 100% equity interest in HX and LH to HZ and SY accordingly. Both HZ and SY were ultimately controlled by TF.On January 28, 2019, HZ and SY executed equity transfer agreement with Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”). Pursuant to the agreement, 100% equity interest in SG, HX and LH were transferred to QY which is ultimately controlled by TF. In consideration of the transfer, Scienjoy Inc. paid RMB 32,000 to the former shareholders of SG, HX and LH. On January 29, 2019, Scienjoy Inc., through its wholly owned subsidiary WXBJ, entered into a series of contractual arrangements (VIE Agreements) with QY and its respective shareholders, and in substance controlled all equity shares, risk and reward of SG, HX and LH through QY accordingly as a primary beneficiary of QY. On January 29, 2019, Scienjoy Inc. completed its reorganization of entities under the common control of the founders. Scienjoy, Scienjoy HK, WXBJ and ZH were established as holding Companies. WXBJ holds 100% of equity interests of ZH which holds 100% of equity interest in Kashgar Times and Holgus X. WXBJ is the primary beneficiary of QY which holds 100% equity interest in SG, HX and LH. These transactions were between entities under common control, and therefore accounted for in a manner similar to the pooling of interest method. Under the pooling-of-interests method, combination between two businesses under common control is accounted for at carrying amounts with retrospective adjustment of prior period financial statements, and the equity accounts of the combining entities are combined and the difference between the consideration paid and the net assets acquired is reflected as an equity transaction (i.e., distribution to parent company). As opposed to the purchase method of accounting, no intangible assets are recognized in the transaction, and no goodwill is recognized as a result of the combination. (c)Recent developments In December 2019, a novel strain of coronavirus (COVID-19) surfaced. COVID-19 has spread rapidly to many parts of the PRC and other parts of the world in the first half of 2020, which has caused significant volatility in the PRC and international markets. In the year ended December 31, 2020, the COVID-19 pandemic did not have a material net impact on the Company’s financial positions and operating results. The extent of the impact on the Company’s future financial results will be dependent on future developments such as the length and severity of the crisis, the potential resurgence of the crisis, future government actions in response to the crisis and the overall impact of the COVID-19 pandemic on the global economy and capital markets, among many other factors, all of which remain highly uncertain and unpredictable. Given this uncertainty, the Company is currently unable to quantify the expected impact of the COVID-19 pandemic on its future operations, financial condition, liquidity and results of operations if the current situation continues. On March 2, 2021, the Company’s VIE, Zhihui Qiyuan (Beijing) Technology Co., Ltd. established a wholly owned subsidiary Zhihui QiYuan(HaiNan) Investment Co,. Ltd (“QYHN”) in Hainan, PRC to provide information technology service. On September 27, 2021, the Company’s VIE, Beijing Sixiang Shiguang Technology Co., Ltd. established a wholly owned subsidiary Shanhai Weilan (Beijing) Technology Co., Ltd (“SHWL”) in Beijing, PRC to provide information technology service. On September 29, 2021, the Company’s VIE, Beijing Sixiang Shiguang Technology Co., Ltd. established a wholly owned subsidiary Shihuai (Beijing) Technology Co., Ltd (“SH”) in Beijing, PRC to provide information technology service. On September 29, 2021, the Company’s VIE, Beijing Sixiang Shiguang Technology Co., Ltd. established a wholly owned subsidiary Huayu Hefeng (Qingdao) Technology Co., Ltd (“HYHF”) in Shandong, PRC to provide information technology service. On April 28, 2022, Scienjoy HK established a wholly owned subsidiary Sixiang Wuxian (Zhejiang) Culture Technology Co. Ltd. (“WXZJ ”) in Zhejiang, PRC to provide information technology service. (d)Organization Subsidiaries of the Company and VIEs where the Company is the primary beneficiary include the following: Subsidiaries Date of incorporation Place of incorporation Percentage of direct/indirect ownership Principal activities Scienjoy Inc. March 2, 2017 Cayman Islands 100% Holding Company Scienjoy International Limited (“Scienjoy HK”) May 18, 2017 Hong Kong 100% Holding Company Sixiang Wuxian (Beijing) Technology Co., Ltd. (“WXBJ”) October 17, 2017 The PRC 100% Holding Company Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”) July 5, 2018 The PRC 100% Holding Company Holgus Sixiang Information Technology Co., Ltd. (“Holgus X”) May 9, 2017 The PRC 100% Live streaming platform Kashgar Sixiang Times Internet Technology Co., Ltd. (“Kashgar Times”) March 2, 2016 The PRC 100% Live streaming platform Scienjoy BeeLive Limited (formerly known as Sciscape International Limited, “SIL”) December 18, 2017 Hong Kong 100% Live streaming platform Kashgar Sixiang Lehong Information Technology Co., Ltd (“Kashgar Lehong”) July 23, 2020 The PRC 100% Information technology Holgus Sixiang Haohan Internet Technology Co., Ltd.(“Holgus H”) (a wholly owned subsidiary of ZH) December 11, 2020 The PRC 100% Information technology Sixiang ZhiHui(HaiNan) Technology Co., Ltd (“ZHHN”) (a wholly owned subsidiary of ZH) December 23, 2020 The PRC 100% Live streaming platform VIEs Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) January 22, 2019 The PRC 100% Holding Company Beijing Sixiang Shiguang Technology Co., Ltd. (“SG”) October 28, 2011 The PRC 100% Live streaming platform Hai Xiu (Beijing) Technology Co., Ltd. (“HX”) April 18, 2016 The PRC 100% Live streaming platform Beijing Le Hai Technology Co., Ltd. (“LH”) June 16, 2015 The PRC 100% Live streaming platform Lixiaozhi (Chongqing) Internet Technology Co., Ltd. (“LXZ”) July 18, 2018 The PRC 100% Live streaming platform Sixiang Mifeng (Tianjin) Technology Co., Ltd (“DF”, formerly known as Tianjin Guangju Dingfei Technology Co., Ltd) August 8, 2016 The PRC 100% Live streaming platform Changxiang Infinite Technology (Beijing) Co., Ltd. (“CX”) (a wholly owned subsidiary of DF) September 22, 2016 The PRC 100% Live streaming platform Zhihui QiYuan(HaiNan) Investment Co,. Ltd (“QYHN”) (a wholly owned subsidiary of QY) March 2, 2021 The PRC 100% Live streaming platform Shanhai Weilan (Beijing) Technology Co., Ltd (“SHWL”) (a wholly owned subsidiary of SG) September 27, 2021 The PRC 100% Live streaming platform Shihuai (Beijing) Technology Co., Ltd (“SH”) (a wholly owned subsidiary of SG) September 29, 2021 The PRC 100% Live streaming platform Huayu Hefeng (Qingdao) Technology Co., Ltd (“HYHF”) (a wholly owned subsidiary of SG) September 29, 2021 The PRC 100% Live streaming platform On January 29, 2019, the Company completed its reorganization of entities under the common control of the founders. Scienjoy, Scienjoy HK, WXBJ and ZH were established as holding Companies. WXBJ holds 100% of equity interests of ZH which holds 100% of equity interest in Kashgar Times and Holgus X. WXBJ is the primary beneficiary of QY which holds 100% equity interest in SG, HX and
Aggregated of ordinary shares (in Shares)			108,230
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) [Member]
Organization and Principal Activities (Details) [Line Items]
Consideration amount (in Yuan Renminbi)							¥ 32,000
Exclusive Business Cooperation Agreements [Member]
Organization and Principal Activities (Details) [Line Items]
Effective term, year			20 years
Term extended			1 year
Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Aggregated of ordinary shares (in Shares)			28,219,583		27,037,302
Business Combination [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage			100.00%	100.00%		100.00%
Business Combination [Member] | Sixiang Times [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage										65.00%
Business Combination [Member] | Holgus [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest, percentage									100.00%
Business Combination [Member] | Kashgar [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest, percentage								100.00%
Business Combination [Member] | Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage	100.00%
Equity interest, percentage							100.00%
Business Combination [Member] | WXBJ [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage	100.00%
Business Combination [Member] | Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”) [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage	100.00%
Share Exchange Agreement [Member] | Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Aggregated of ordinary shares (in Shares)						19,400,000
Consideration of ordinary shares (in Shares)						3,000,000
Share Exchange Agreement [Member] | Business Combination [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage						100.00%
Kashgar [Member]
Organization and Principal Activities (Details) [Line Items]
Consideration amount (in Yuan Renminbi)								¥ 10,000
Exclusive Option Agreements [Member]
Organization and Principal Activities (Details) [Line Items]
Effective term, year			20 years
Term extended			1 year
Renewal extension, term year			1 year
Exclusive Business Cooperation Agreements [Member]
Organization and Principal Activities (Details) [Line Items]
Renewal extension, term year			1 year